INCOME TAX EXPENSE	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
INCOME TAX EXPENSE

6.	INCOME TAX EXPENSE

The Company is incorporated in the BVI and conducts its primary business operations through its subsidiaries in mainland China. It also has intermediate holding companies in the BVI and Hong Kong. Under the current laws of the BVI, the Company and its subsidiaries incorporated in the BVI are not subject to tax on income or capital gains. The Hong Kong Profits Tax rate is 16.50%. The Company’s Hong Kong subsidiaries have both Hong Kong–sourced and non-Hong Kong–sourced income. The latter is not subject to Hong Kong Profits Tax and the related expenses are non-tax-deductible. For the Hong Kong–sourced income, no provision for Hong Kong Profits Tax was made as such operations sustained tax losses during the period ended June 30, 2023 and 2024. Furthermore, there are no withholding taxes in Hong Kong on the remittance of dividends.

China

Under the Law of the PRC on corporate income tax and the Implementation Regulation of the Corporate Income Tax Law (collectively, the “CIT Law”), the Company’s PRC subsidiaries are generally subject to PRC corporate income tax at the statutory rate of 25% on their respective estimated assessable profits for the six months ended June 30, 2023 and 2024.

Under the prevailing CIT Law and its relevant regulations, any dividends paid by the Company’s mainland China subsidiaries from their earnings derived after January 1, 2008 to the Company’s Hong Kong subsidiaries are subject to PRC dividend withholding tax of 5% or 10%, depending on the applicability of the Sino-Hong Kong tax treaty.

The current and deferred components of income tax expense are as follows:

	Six months ended June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Current income tax expense	—	—	—
Deferred income tax benefit	—	—	—
Total tax credit for the period from continuing operations	—	—	—
Total tax charge for the period from a discontinued operation	1,827	—	—

Total	1,827	—	—

7.	INCOME TAX EXPENSE

The Company is incorporated in the BVI and conducts its primary business operations through its subsidiaries in the PRC. It also has intermediate holding companies in the BVI and Hong Kong. Under the current laws of the BVI, the Company and its subsidiaries incorporated in the BVI are not subject to tax on income or capital gains. The Hong Kong Profits Tax rate is 16.50%. The Company’s Hong Kong subsidiaries have both Hong Kong–sourced and non-Hong Kong–sourced income. The latter is not subject to Hong Kong Profits Tax and the related expenses are non-tax-deductible. For the Hong Kong–sourced income, no provision for Hong Kong Profits Tax was made as such operations sustained tax losses during the years ended December 31, 2021, 2022 and 2023. Furthermore, there are no withholding taxes in Hong Kong on the remittance of dividends.

China

Under the law of the PRC on corporate income tax and the Implementation Regulation of the Corporate Income Tax Law (collectively, the “CIT Law”), the Company’s PRC subsidiaries are generally subject to PRC corporate income tax at the statutory rate of 25% on their respective estimated assessable profits for the years ended December 31, 2021, 2022 and 2023.

Under the prevailing CIT Law and its relevant regulations, any dividends paid by the Company’s PRC subsidiaries from their earnings derived after January 1, 2008 to the Company’s Hong Kong subsidiaries are subject to PRC dividend withholding tax of 5% or 10%, depending on the applicability of the Sino-Hong Kong tax treaty.

The current and deferred components of income tax benefit are as follows:

	Year Ended December 31,
	2021	2022	2023	2023
	CNY	CNY	CNY	US$

Current income tax expense	—	—	—	—
Deferred income tax benefit	(5,095)	—	—	—
Total tax credit for the year from continuing operations	(5,095)	—	—	—
Total tax charge for the year from a discontinued operation	7,230	5,864	1,931	272
Total	2,135	5,864	1,931	272

(Loss)/profit before income tax from continuing and discontinued operations consists of the following:

	Year Ended December 31,
	2021	2022	2023	2023
	CNY	CNY	CNY	US$

PRC	(4,669)	6,406	(1,718)	(243)
BVI	(48,106)	(22,776)	(8,738)	(1,233)
Hong Kong	(61)	(62)	(56)	(8)

Total loss before income tax for the year	(52,836)	(16,432)	(10,512)	(1,484)

A reconciliation of the income taxes from continuing and discontinued operations computed at the PRC statutory tax rate of 25% to the actual income tax expense is as follows:

	Year Ended December 31,
	2021	2022	2023	2023
	CNY	CNY	CNY	US$

Loss before income tax for the year from continuing operations	(48,979)	(23,338)	(8,337)	(1,177)
(Loss)/profit before income tax for the year from a discontinued operation	(3,857)	6,906	(2,175)	(307)
Total	(52,836)	(16,432)	(10,512)	(1,484)
Tax at the statutory tax rate	25%	25%	25%	25%
Computed income tax benefit	(13,209)	(4,108)	(2,628)	(371)
Effect of different tax rates of the Company and certain subsidiaries	6,937	5,699	2,190	309
Tax losses with no deferred tax assets recognized	1,770	420	290	41
Non-deductible expenses	122	983	617	87
Statutory income	—	(201)	—	—
Deductible temporary differences with no deferred tax assets recognized	—	971	2,430	343
Utilization of previously unrecognized deductible temporary differences and tax losses	(150)	(1,774)	(2,021)	(286)
Write-off of unrecoverable deferred tax assets previously recognized	2,987	2,272	—	—
Preferential tax rate	2,215	14	95	13
Others	1,463	1,588	958	136

Total tax credit for the year from continuing operations	(5,095)	—	—	—
Total tax charge for the year from a discontinued operation	7,230	5,864	1,931	272
Income tax benefit	2,135	5,864	1,931	272